Investments - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2022 USD ($) security	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Investments, Debt and Equity Securities [Abstract]
Principal amount of bonds and certificates of deposit on deposit to meet state insurance regulatory and/or rating agency requirements	$ 601,700,000
Securities exceeding 10% of Shareholders' Equity	0	$ 0
Fair value of fixed-maturity securities that were non-income producing during the preceding 12 months	0
Securities sold under agreements to repurchase	0	0
Open reverse repurchase commitments	$ 0	0
Securities with credit ratings downgraded | security	19
Value of securities with credit rating downgraded	$ 186,300,000
Unrealized loss on securities with credit downgraded	33,400,000
Allowance for credit losses, securities	0	0
Credit loss allowance balance, available-for-sale securities	0	0
Write off of accrued income	$ 0	$ 0
Percent change in investment income	46.00%	(8.00%)
Percent change in book yield	26.00%	(20.00%)
Maximum notional value	$ 0	$ 0	$ 114,600,000
Derivative, Gain (Loss) on Derivative, Net	0	0	1,400,000
Open derivative positions	$ 0	$ 0	$ 0